FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record

Nuveen Senior Income Fund - Proxy Voting

July 1, 2007 - June 30, 2008

Company Name	Ticker	CUSIP	Meeting Date	Item Number	Description of Proposal	Proposed By	Management Recommendation	Vote Cast
GenTek Inc.	GETI	37245X203	05/15/08	1	Elect Director Henry L. Druker	Management	For	For
				2	Elect Director Kathleen R. Flaherty	Management	For	For
				3	Elect Director John G. Johnson, Jr	Management	For	For
				4	Elect Director John F. McGovern	Management	For	For
				5	Elect Director William E. Redmond, Jr.	Management	For	For
				6	Elect Director Richard A. Rubin	Management	For	For
				7	Ratify Auditors	Management	For	For

Armstrong World Industries, Inc.	AWI	04247X102	06/23/08	1.1	Elect Director James J. Gaffney	Management	For	For
				1.2	Elect Director Robert C. Garland	Management	For	For
				1.3	Elect Director Judith R. Haberkorn	Management	For	For
				1.4	Elect Director Michael D. Lockhart	Management	For	For
				1.5	Elect Director James J. O’Connor	Management	For	For
				1.6	Elect Director Russell F. Peppet	Management	For	For
				1.7	Elect Director Arthur J. Pergament	Management	For	For
				1.8	Elect Director John J. Roberts	Management	For	For
				1.9	Elect Director A.M. Sanders, Jr.	Management	For	For
				2	Ratify Auditors	Management	For	For
				3	Approve Non-Employee Director Restricted Stock Plan	Management	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Senior Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 28, 2008